Debentures (Schedule of Aggregate Annual Maturities) (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Long-term debentures	€ 44,811	€ 42,585
Current maturities	26,773	8,758
Long-term loans	71,584	51,343
Second year [Member]
Disclosure of detailed information about financial instruments [line items]
Long-term debentures	6,927	8,789
Third year [Member]
Disclosure of detailed information about financial instruments [line items]
Long-term debentures	8,098	8,833
Fourth year [Member]
Disclosure of detailed information about financial instruments [line items]
Long-term debentures	9,714	8,874
Fifth year [Member]
Disclosure of detailed information about financial instruments [line items]
Long-term debentures	13,195	10,354
More than five years [Member]
Disclosure of detailed information about financial instruments [line items]
Long-term debentures	€ 6,877	€ 5,735